Subsequent events	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Subsequent events [Text Block]
18.	Subsequent events

Additional subsequent events are disclosed in Note 11 relating to the exercise of stock options and the expiry of warrants.

Grant of options

On January 23, 2019, the Company granted 300,000 stock options to a director at a price of $0.35 per share exercisable up to January 23, 2024.